Quantitative and qualitative disclosure about market risk - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Concentration Risk
Provision for loan losses during the period	$ 3,470,000	$ (50,000.00)	$ (970,000)
Outstanding principal	13,590,000
Accrued interest on loans	160,000
Cash and bank deposits	$ 5,170,000			$ 800,000	$ 800,000
Maturity term of time deposits	5 years			5 years
Mr. Or
Concentration Risk
Loan receivable	$ 0	$ 0
Alpen Baruch Bank
Concentration Risk
Cash at bank	$ 1,230,000
Sales Revenue | Customer concentration | Major Customer One
Concentration Risk
Concentration risk percentage		23.00%
Sales Revenue | Customer concentration | Major Customer Two
Concentration Risk
Concentration risk percentage		11.00%
Sales Revenue | Customer One | Customer concentration | Major Customer Two
Concentration Risk
Concentration risk percentage	30.00%
Loan receivables | Customer One | Customer concentration
Concentration Risk
Concentration risk percentage	11.00%	17.00%
Loan receivables | Customer Two | Customer concentration
Concentration Risk
Concentration risk percentage	31.00%	21.00%
Cost of revenue | Supplier concentration | Supplier one
Concentration Risk
Concentration risk percentage	10.00%	15.00%
Accounts Receivable | Customer One | Credit Concentration Risk
Concentration Risk
Concentration risk percentage	13.00%
Accounts Receivable | Customer Two | Credit Concentration Risk
Concentration Risk
Concentration risk percentage	17.00%
Accounts Receivable | Customer Three | Credit Concentration Risk
Concentration Risk
Concentration risk percentage	20.00%
Accounts Receivable | Customer Four | Credit Concentration Risk
Concentration Risk
Concentration risk percentage	41.00%